Summarizes of Maturity Distribution of Certificates of Deposit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturity Distribution Of Certificates Of Deposit [Line Items]
Three months or less	$ 36,661
Four through six months	44,118
Seven through twelve months	52,634
Over twelve months	36,074
Total	$ 169,487	$ 156,522